Right of use assets and liabilities - Trafigura transaction (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jan. 31, 2020	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)
Trafigura transaction
Reclassified to right of use asset					$ 2,600
Increase(decrease) consideration for Trafigura transaction equity			$ 132,614
Number of vessels under construction			0
Trafigura transaction [Member]
Trafigura transaction
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 115,500
Other initial direct cost	$ 2,500
Number of vessels under construction	4
Number of vessels	19
Delivered vessels	15
Consideration paid (received)	$ 803,000
Obligations under the Agreements	$ 531,500
Number of shares issued | shares	3,981,619
Number of vessels delivered		3
Monthly installments	$ 200
Prepayments	$ 18,000
Vessels are required to maintain a fair value, as determined by the average value of semi-annual appraisals from two approved third party brokers	111.00%
London Interbank Offered Rate LIBOR plus margin [Member] | Trafigura transaction [Member]
Trafigura transaction
Adjustment to interest rate basis	3.50%
MR [Member] | Trafigura transaction [Member]
Trafigura transaction
Number of vessels	11
Prepayments	$ 800
LR2 [Member] | Trafigura transaction [Member]
Trafigura transaction
Number of vessels	4
Prepayments	$ 1,500
Vessel under construction [Member] | Trafigura transaction [Member]
Trafigura transaction
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 17,100
Other initial direct cost			$ 600
Number of vessels under construction	4
Equity consideration	$ 17,700
Obligations under the Agreements	$ 138,900
Number of shares issued | shares	591,254
Lease commitments			138,900
Asset acquisition [Member] | Trafigura transaction [Member]
Trafigura transaction
Minimum finance lease payments payable, at present value			$ 531,500	$ 531,500